Financial Instruments and Risk Management - Schedule of Risk of Increase In Inflation (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Concession financial assets related to Distribution infrastructure - IPCA	R$ 2,807	R$ 1,920
Concession Grant Fee - IPCA (Note 12.3)	3,098	3,031
Asset	5,905	4,951
Liabilities
Loans, financing and debentures - IPCA and IGP-DI (Note 20)	(7,547)	(4,522)
Debt with pension fund (Forluz) - IPCA		90
Deficit of pension plan (Forluz) - IPCA	(494)	(521)
Leasing liabilities	(429)	(433)	R$ (354)
Liability	(8,470)	(5,566)
Net assets exposed	R$ (2,565)	R$ (615)